ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.1%
Communication Services - 1.6%
Cable & Satellite - 0.1%
Versant Media Group, Inc. (a)	1,737	$57,877

Integrated Telecommunication Services - 1.5%
Comcast Corp. - Class A	43,501	1,346,791
Total Communication Services		1,404,668

Consumer Discretionary - 1.4%
Restaurants - 1.4%
McDonald's Corp.	3,542	1,208,034

Consumer Staples - 3.5%
Consumer Staples Merchandise Retail - 3.5%
Walmart, Inc.	24,443	3,127,482

Energy - 11.0%
Integrated Oil & Gas - 2.4%
Chevron Corp.	11,696	2,184,345

Oil & Gas Exploration & Production - 2.4%
EOG Resources, Inc.	17,356	2,153,532

Oil & Gas Storage & Transportation - 6.2%
Golar LNG Ltd.	59,355	2,638,924
Targa Resources Corp.	12,424	2,929,579
		5,568,503
Total Energy		9,906,380

Financials - 11.7%
Asset Management & Custody Banks - 5.3%
Blackrock, Inc.	2,243	2,384,825
Blackstone, Inc.	20,844	2,363,084
		4,747,909
Diversified Banks - 3.6%
JPMorgan Chase & Co.	10,664	3,202,399

Insurance Brokers - 2.8%
Arthur J Gallagher & Co.	10,981	2,505,865
Total Financials		10,456,173

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Health Care - 7.1%
Pharmaceuticals - 7.1%
Bristol-Myers Squibb Co.	37,213	$2,320,975
Johnson & Johnson	10,497	2,607,770
Novo Nordisk AS - ADR	39,145	1,465,980
Total Health Care		6,394,725

Industrials - 12.1%
Aerospace & Defense - 5.9%
Northrop Grumman Corp.	3,189	2,310,048
RTX Corp.	14,586	2,955,415
		5,265,463
Industrial Conglomerates - 1.7%
Honeywell International, Inc.	6,441	1,568,963

Industrial Machinery & Supplies & Components - 4.5%
Parker-Hannifin Corp.	3,978	4,014,518
Total Industrials		10,848,944

Information Technology - 29.7% (b)
Semiconductor Materials & Equipment - 11.6%
KLA Corp.	2,918	4,448,637
Lam Research Corp.	25,291	5,915,312
		10,363,949
Semiconductors - 7.5%
Analog Devices, Inc.	4,990	1,775,392
Broadcom, Inc.	9,536	3,047,229
QUALCOMM, Inc.	13,540	1,927,554
		6,750,175
Systems Software - 1.8%
Microsoft Corp.	4,199	1,649,115

Technology Hardware, Storage & Peripherals - 8.8%
Apple, Inc.	7,063	1,865,903
Hewlett Packard Enterprise Co.	54,872	1,178,102
Seagate Technology Holdings PLC	11,896	4,851,665
		7,895,670
Total Information Technology		26,658,909

Materials - 13.0%
Commodity Chemicals - 0.2%
Olin Corp.	8,733	221,556

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Construction Materials - 3.4%
CRH PLC	25,349	$3,041,373

Copper - 3.5%
Freeport-McMoRan, Inc.	46,254	3,148,973

Gold - 5.9%
Newmont Corp.	40,616	5,280,080
Total Materials		11,691,982
TOTAL COMMON STOCKS (Cost $48,136,446)		81,697,297

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Real Estate - 1.9%
Telecom Tower REITs - 1.9%
Crown Castle, Inc.	19,840	1,776,473
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,855,991)		1,776,473

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.9%
First American Government Obligations Fund - Class X, 3.60% (c)	6,151,943	6,151,943
TOTAL MONEY MARKET FUNDS (Cost $6,151,943)		6,151,943

TOTAL INVESTMENTS - 99.9% (Cost $56,144,380)		$89,625,713
Other Assets in Excess of Liabilities - 0.1%		60,972
TOTAL NET ASSETS - 100.0%		$89,686,685

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARS ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

ARS Core Equity Portfolio ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$81,697,297	$—	$—	$81,697,297
Real Estate Investment Trusts	1,776,473	—	—	1,776,473
Money Market Funds	6,151,943	—	—	6,151,943
Total Investments	$89,625,713	$—	$—	$89,625,713
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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